Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Depreciation expense	$ 80,908	$ 77,692	$ 305,780
Disposal of property and equipment